Other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating income [Abstract]
Grants	$ 59,707	$ 59,085	$ 67,859
Income from various services and insurance proceeds	21,137	6,453	998
Total	80,844	65,538	68,857
Other operating expenses [Abstract]
Leases and fees	(6,641)	(5,309)	(3,865)
Operation and maintenance	(129,873)	(133,292)	(116,405)
Independent professional services	(36,178)	(30,515)	(19,046)
Supplies	(20,350)	(17,177)	(18,001)
Insurance	(24,289)	(23,390)	(20,277)
Levies and duties	(52,409)	(44,440)	(32,352)
Other expenses	(14,721)	(6,195)	(14,882)
Total	$ (284,461)	$ (260,318)	$ (224,828)